5. CONVERTIBLE DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Convertible Debt
5. CONVERTIBLE DEBT

NOTE 5  CONVERTIBLE DEBT

On March 24, 2014, the Company issued convertible debentures to certain accredited investors. The total principal amount of the debentures is $269,100 and originally matured on March 24, 2016 with a zero percent interest rate. The debentures are convertible into shares of the Company’s common stock at $0.10 per share. In March 2016, the debentures were amended to extend the maturity date to March 24, 2018. As of March 31, 2016 and December 31, 2015, the aggregate carrying value of the debentures was $209,100 net of debt discounts of $0.

In February 2016, the Company issued to a service provider a 12 month convertible debentures at 15% interest with a principal amount of $35,000 along with 35,000 3-year warrants to purchase shares common stock at $1.00 per share The convertible debentures are payable at maturity, and convertible at the investor’s determination at a price equal to 90% of the price of a subsequent public underwritten offering if one occurs over $5 million, or, if no subsequent offering occurs, at $0.75 per share. As of March 31, 2016 and December 31, 2015, the aggregate carrying value of the debentures was $4,303 and $0, net of debt discounts of $30,697 and $0, respectively.

On March 17, 2016, the Company sold to investors six (6) month secured convertible original issue discount notes with principal amount in the aggregate of $1,514,667, together with five year warrants to purchase up to an amount of shares of the Company’s common stock equal to the number of shares of common stock issuable upon the conversion of the notes in full and having an exercise price of $1.00 per share. If the Company exercises its right to prepay the note, the Company shall make payment to the investor of an amount in cash equal to the sum of the then outstanding principal amount of the note that it desires to prepay, multiplied by (a) 1.2, during the first ninety (90) days after the execution of this Note, or (b) 1.35, at any point thereafter. The notes are convertible into shares of the Company’s common stock at a price per share equal to the lower of (i) one dollar ($1.00), and (ii) a 25% discount to the price at which the Company next conducts an offering after the issuance date of the note; provided, however, if any part of the principal amount of the note remains unpaid at its maturity date , the conversion price will be equal to 65% of the average of the three trading days with the lowest daily weighted average prices of the Company’s common stock occurring during the fifteen days prior to the notes’ maturity date. The notes require that any net proceeds received subsequent offerings made by the Company first be used to repay the notes’ outstanding principal amount. If the note is not repaid by the maturity date, the investors will receive, in aggregate, but calculated pro rata to the principal amounts remaining outstanding at the time of maturity, up to five hundred thousand (500,000) shares of the Company’s common stock. Gross proceeds received by the Company for the notes and warrants in this Offering was $1,420,000, while net proceeds were $1,271,600 (excluding any legal fees). As of March 31, 2016 and December 31, 2015, the aggregate carrying value of the notes was $115,246 and $0, net of debt discounts of $1,399,422 and $0, respectively.

The Company’s convertible debt is summarized as follows as of March 31, 2016 and December 31, 2015:

	2016	2015
Principal balance	$1,758,667	$209,100
Less: debt discount	(1,430,119)	(-)
Convertible debentures, net	328,548	209,100
Less, current portion	(119,448)	(-)
Long term portion	$209,100	$209,100

NOTE 4 CONVERTIBLE DEBENTURES

On March 24, 2014, the Company issued convertible debentures to certain accredited investors. The total principal amount of the debentures is $269,100 and originally matured on March 24, 2016 with a zero percent interest rate. The debentures are convertible into shares of the Company’s common stock at $0.10 per share. Subsequent to the close of the year, the debentures were amended to extend the maturity date to March 24, 2018.

The Company recorded the $174,378 debt discount due to beneficial conversion feature of $87,189 for the detachable warrants issued with convertible debt, and $87,189 in derivative liabilities related to the ratchet feature warrants.

On January 7, 2015, one holder of a convertible debenture converted $40,000 of principal into 400,000 shares of common stock. On April 4, 2015, one holder of a convertible debenture converted $20,000 of principal into 200,000 shares of common stock.

During the years ended December 31, 2015 and 2014, the Company recorded amortization expense related to debt discount of $107,016 and 67,363, respectively. As of December 31, 2015, the aggregate carrying value of the debentures was $209,100 net of debt discounts of $0, while as of December 31, 2014, the aggregate carrying value of the debentures was $162,084 net of debt discounts of $107,016.

	2015	2014
Principal balance	$269,100	$209,100
Accumulated amortization	(-)	(107,016)
Convertible debentures, net	$269,100	$162,084